GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio comprises a cloud based satellite network platform, very small aperture terminals ("VSATs"), amplifiers, high-speed modems, on-the-move antennas and high power solid-state power amplifiers ("SSPAs") and block up converters (“BUCs”). The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, in-flight connectivity, maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and also other networks that it installs, mainly based on Build Operate Transfer (“BOT”) contracts. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

Through December 31, 2017, the Company’s business was managed and reported in three business segments: Commercial, Mobility and Services. Commencing January 1, 2018, in order to more accurately reflect management focus, organizational alignment, the Company’s customer base and end markets, the Company operates in three new business segments consisting of Fixed Networks, Mobility and Terrestrial Infrastructure Projects. See Note 13 for additional information.

b.
The Company depends on a major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.